SEGMENTED INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenue	$ 264,737	$ 273,017
Mine operating expenses	170,149	176,028
Severance charges	368	14,858
Operating costs from/(to) metal inventory	(353)	12,886
Inventory net realizable value adjustment and write-off	1,216	5,655
Royalties	14,960	14,302
Cost of sales excluding depreciation and amortization	186,340	223,729
Depreciation and amortization	29,054	33,939
Mine operating margin	49,343	15,349
Impairment charges	56,762	0
Income tax expense	27,439	12,350
Net income/(loss) attributable to non-controlling interest	(10,540)	(5,948)
Net income/(loss) attributable to Golden Star	(67,434)	(18,123)
Capital expenditures	73,141	46,834
Total assets	$ 374,060	417,987
Gold Production, Sale Location | South Africa
Disclosure of operating segments [line items]
Concentration risk percentage	90.00%
Operating segments | Wassa
Disclosure of operating segments [line items]
Revenue	$ 203,820	183,078
Mine operating expenses	98,722	86,916
Severance charges	225	4,970
Operating costs from/(to) metal inventory	299	7,184
Inventory net realizable value adjustment and write-off	0	3,684
Royalties	10,877	9,508
Cost of sales excluding depreciation and amortization	110,123	112,262
Depreciation and amortization	17,134	22,066
Mine operating margin	76,563	48,750
Impairment charges	0
Income tax expense	27,439	12,350
Net income/(loss) attributable to non-controlling interest	4,671	3,043
Net income/(loss) attributable to Golden Star	35,357	27,994
Capital expenditures	60,123	35,420
Total assets	233,634	181,446
Operating segments | Prestea
Disclosure of operating segments [line items]
Revenue	60,917	89,939
Mine operating expenses	71,427	89,112
Severance charges	143	9,888
Operating costs from/(to) metal inventory	(652)	5,702
Inventory net realizable value adjustment and write-off	1,216	1,971
Royalties	4,083	4,794
Cost of sales excluding depreciation and amortization	76,217	111,467
Depreciation and amortization	11,920	11,873
Mine operating margin	(27,220)	(33,401)
Impairment charges	56,762
Income tax expense	0	0
Net income/(loss) attributable to non-controlling interest	(15,211)	(8,991)
Net income/(loss) attributable to Golden Star	(72,751)	(25,351)
Capital expenditures	13,018	11,414
Total assets	94,453	147,815
Operating segments | Other
Disclosure of operating segments [line items]
Revenue	0	0
Mine operating expenses	0	0
Severance charges	0	0
Operating costs from/(to) metal inventory	0	0
Inventory net realizable value adjustment and write-off	0	0
Royalties	0	0
Cost of sales excluding depreciation and amortization	0	0
Depreciation and amortization	0	0
Mine operating margin	0	0
Impairment charges	0
Income tax expense	0	0
Net income/(loss) attributable to non-controlling interest	0	0
Net income/(loss) attributable to Golden Star	1,190	(8,543)
Capital expenditures	0
Total assets	2,951	898
Corporate
Disclosure of operating segments [line items]
Revenue	0	0
Mine operating expenses	0	0
Severance charges	0	0
Operating costs from/(to) metal inventory	0	0
Inventory net realizable value adjustment and write-off	0	0
Royalties	0	0
Cost of sales excluding depreciation and amortization	0	0
Depreciation and amortization	0	0
Mine operating margin	0	0
Impairment charges	0
Income tax expense	0	0
Net income/(loss) attributable to non-controlling interest	0	0
Net income/(loss) attributable to Golden Star	(31,230)	(12,223)
Capital expenditures	0
Total assets	$ 43,022	$ 87,828